CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Statement of Financial Position [Abstract]
Marketable securities, amortization	$ 268,129	$ 375,829
Accounts receivable, allowance for doubtful accounts	1,825	1,538
Accounts receivable net of allowance for credit losses	$ 924	$ 716
Ordinary shares, shares authorized	200,000,000	200,000,000
Ordinary shares, issued shares	87,583,673	85,957,465
Ordinary shares, outstanding shares	69,558,670	83,982,462
Treasury shares, ordinary shares	18,025,003	1,975,003